The Patriot
                           Sentry Variable Account I
                                 Annual Report
                               December 31, 2001


A flexible premium deferred variable annuity funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series

February 15, 2002

Dear Contract Owner:
The economy and the stock markets were in a declining trend prior to the tragic events of September 11th. The terrorist attack has exacerbated and possibly lengthened the economic downturn. The result was that in 2001 we experienced the first recession in ten years and witnessed back-to-back years of negative stock market returns - something that last occurred in 1973-1974.

Looking forward, there are reasons for cautious optimism in 2002:

< Stocks have recovered from the rapid decline following September 11.
< Congress and the Federal Reserve are attempting to prime the economic pump.
< The Federal Reserve cut interest rates 11 times in 2001.
< Congress is working to finalize a stimulus package to help both business and the consumer.

These stimulative monitory and fiscal policies should lead to economic recovery, but it will most likely be in the second half of 2002.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,


Harold A. Rice, President and Chief Operating Officer
Sentry Life Insurance Company of New York


The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001


Assets:

Investments at market value:

 Janus Aspen Series, Inc.:
  Aspen Growth Portfolio, 1,990 shares (cost $48,854)               $    39,564
  Aspen Aggressive Growth Portfolio, 29,179 shares
   (cost $1,617,207)                                                    641,359
  Aspen Capital Appreciation Portfolio, 620 shares
   (cost $20,242)                                                        12,840
  Aspen Worldwide Growth Portfolio, 422 shares (cost $15,729)            12,054
  Aspen Balanced Portfolio, 159 shares (cost $3,648)                      3,610

 T. Rowe Price Fixed Income Series, Inc.:
  Prime Reserve Portfolio, 73,317 shares (cost $73,317)                  73,317
  Limited Term Bond Portfolio, 22,041 shares (cost $107,063)            111,527

 T. Rowe Price Equity Series, Inc.:
  Equity Income Portfolio, 1,899 shares (cost $35,417)                   36,410
  Personal Strategy Balanced Portfolio, 23,672 shares (cost $372,145)   348,444
                                                                        -------

          Total assets                                                1,279,125

Liabilities:

Accrued expenses                                                          1,467
                                                                          -----
Net Assets                                                          $ 1,277,658
                                                                    ===========

The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                            STATEMENTS OF OPERATIONS


                                          For the Periods ended December 31,

                                           T. Rowe Price     T. Rowe Price
                                           Prime Reserve   Limited Term Bond
                                           2001    2000      2001      2000

Investment Income:
 Dividends ............................   $2,910   $4,116   $5,842   $ 4,969
Expenses:
 Mortality and expense risk charge ....      786      762    1,138       940
                                             ---      ---    -----       ---
Net investment income (loss) ..........    2,124    3,354    4,704     4,029
                                           -----    -----    -----     -----
Realized gains (losses) on investments:
 Realized net investment gain (loss) ..     --       --        616    (2,597)
 Capital gain distributions received ..     --       --       --        --
 Realized gain (loss) on investments
  and capital gain distributions, net .     --       --        616    (2,597)
Unrealized appreciation (depreciation),
  net .................................     --       --      1,846     5,175
                                                             -----     -----
Net increase (decrease) in net assets
 from operations ......................   $2,124   $3,354   $7,166   $ 6,607
                                          ======   ======   ======   =======

The accompanying notes are an integral part of these financial statements

                                                    For the Periods ended December 31,

                                                 Janus Aspen               T. Rowe Price
                                              Aggressive Growth     Personal Strategy Balanced
                                               2001        2000         2001       2000
Investment Income:
Dividends .............................   $    --      $   108,421    $  9,931    $ 10,200
Expenses:
 Mortality and expense risk charges ...       8,188         20,241       3,542       3,573
                                              -----         ------       -----       -----
Net investment income (loss) ..........      (8,188)        88,180       6,389       6,627
                                             ------         ------       -----       -----
Realized gains (losses) on investments:
 Realized net investment gain (loss) ..    (171,830)       673,999        (542)     76,970
 Capital gain distributions received ..        --          109,652        --        17,601
                                                           -------                  ------
 Realized gain (loss) on investments
  and capital gain distributions, net .    (171,830)       783,651        (542)     94,571
Unrealized appreciation (depreciation),
  net .................................    (302,456)    (1,432,047)    (17,643)    (93,293)
                                           --------     ----------     -------     -------
Net increase (decrease) in net assets

 from operations ......................   $(482,474)   $  (560,216)   $(11,796)   $  7,905
                                          =========    ===========    ========    ========

                                                   For the Periods ended December 31,

                                              T. Rowe Price    Janus Aspen         Janus Aspen
                                              Equity Income       Growth             Balanced
                                            2001    2000*     2001     2000*       2001    2000*
Investment Income:
Dividends .............................   $  312   $ -     $    29    $    13      $ 56      $ -
Expenses:
 Mortality and expense risk charges ...      175     -         334         48        16        -
                                             ---               ---         --        --
Net investment income (loss) ..........      137     -        (305)       (35)       40        -
                                             ---              ----        ---        --
Realized gains (losses) on investments:
 Realized net investment gain (loss) ..      (61)    -         (20)         -         -        -
 Capital gain distributions received ..      511     -          84          -         -        -
                                             ---                --
 Realized gain (loss) on investments
  and capital gain distributions, net .      450     -          64          -         -        -
Unrealized appreciation (depreciation),
  net .................................      993     -      (6,034)     3,256)      (38)       -
                                             ---            ------      -----       ---
Net increase (decrease) in net assets
 from operations ......................   $1,580   $ -     $(6,275)   $(3,291)     $  2      $ -
                                          ======   ==      =======    =======      ====      ==

 *Commenced offering on May 1, 2000.

                                            For the Periods ended December 31,
                                             Janus Aspen        Janus Aspen
                                        Capital Appreciation  Worldwide Growth
                                            2001     2000*    2001      2000*

Investment Income:
Dividends .............................   $   172  $    84   $   55    $   14
Expenses:
 Mortality and expense risk charges ...       131       47       97        26
                                              ---       --       --        --

Net investment income (loss) ..........        41       37      (42)      (12)
                                               --       --      ---       ---
Realized gains (losses) on investments:
 Realized net investment gain (loss) ..        (7)       -       (7)        -
 Capital gain distributions received ..         -        -        -         -
 Realized gain (loss) on investments
  and capital gain distributions, net .        (7)       -       (7)        -
Unrealized appreciation (depreciation),
  net .................................    (3,722)  (3,680)  (2,368)   (1,307)
                                           ------   ------   ------    ------
Net increase (decrease) in net assets
 from operations ......................   $(3,688) $(3,643) $(2,417)   $(1,319)
                                          =======  =======  =======    =======

 *Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Periods ended December 31,

                                                T. Rowe Price         T. Rowe Price
                                                Prime Reserve       Limited Term Bond
                                              2001        2000        2001       2000

Increase (decrease) in net assets from
operations:
 Net investment income (loss) ..........   $  2,124    $  3,354    $   4,704    $  4,029
 Realized gains (losses) ...............       --          --            616      (2,597)
 Unrealized appreciation (depreciation),
   net .................................       --          --          1,846       5,175
                                                                       -----       -----
Net increase (decrease) in net assets
 from operations .......................      2,124       3,354        7,166       6,607
                                              -----       -----        -----       -----
Contract transactions:
 Purchase payments .....................      6,894       6,985          300        --
 Transfers between subaccounts, net ....       --       (21,402)      23,537        --
 Withdrawals ...........................     (5,147)     17,000       (5,474)    (10,605)
 Contract maintenance fees .............       (154)       (139)        (148)        (69)
 Surrender charges .....................        (31)       --             (6)         (5)
                                                ---                       --          --
Net increase (decrease) in net assets
 derived from contract transactions ....      1,562     (31,556)      18,209     (10,679)
                                              -----     -------       ------     -------
Total increase (decrease) in net assets       3,686     (28,202)      25,375      (4,072)
Net assets at beginning of year ........     69,102      97,304       86,095      90,167
                                             ------      ------       ------      ------
Net assets at end of year ..............   $ 72,788    $ 69,102    $ 111,470    $ 86,095
                                           ========    ========    =========    ========

The accompanying notes are an integral part of these financial statements

                                                     For the Periods ended December 31,

                                                    Janus Aspen             T. Rowe Price
                                                 Aggressive Growth     Personal Strategy Balanced
                                                2001           2000         2001         2000

Increase (decrease) in net assets from
operations:
 Net investment income (loss) ..........   $    (8,188)   $    88,180    $   6,389    $   6,627
 Realized gains (losses) ...............      (171,830)       783,651         (542)      94,571
 Unrealized appreciation (depreciation),
    net ................................      (302,456)    (1,432,047)     (17,643)     (93,293)
                                              --------     ----------      -------      -------
Net increase (decrease) in net assets
 from operations .......................      (482,474)      (560,216)     (11,796)       7,905
                                              --------       --------      -------        -----
Contract transactions:
 Purchase payments .....................        16,138         15,558       12,963       10,580
 Transfers between subaccounts, net ....       (83,316)       (38,021)       2,021        9,423
 Withdrawals ...........................       (28,677)      (265,722)      (2,317)      (8,910)
 Contract maintenance fees .............        (1,107)        (1,338)        (602)        (524)
 Surrender charges .....................           (85)          (155)         (14)         (36)
                                                   ---           ----          ---          ---
Net increase (decrease) in net assets
 derived from contract transactions ....       (97,047)      (289,678)      12,051       10,533
                                               -------       --------       ------       ------
Total increase (decrease) in net assets       (579,521)      (849,894)         255       18,438
Net assets at beginning of year ........     1,219,907      2,069,801      349,154      330,716
                                             ---------      ---------      -------      -------
Net assets at end of year ..............   $   640,386    $ 1,219,907    $ 349,409    $ 349,154
                                           ===========    ===========    =========    =========

The accompanying notes are an integral part of these financial statements

                                                     For the Periods ended December 31,

                                            T. Rowe Price     Janus Aspen        Janus Aspen
                                            Equity Income        Growth            Balanced
                                            2001    2000*    2001      2000*    2001     2000*

Increase (decrease) in net assets from
operations:
 Net investment income (loss) ..........  $   137   $-     $  (305)   $   (35)  $   40     $-
 Realized gains (losses) ...............      450    -          64          -        -      -
 Unrealized appreciation (depreciation),
    net ................................      993    -      (6,034)    (3,256)     (38)     -
                                              ---           ------     ------      ---
Net increase (decrease) in net assets
 from operations .......................    1,580    -      (6,275)    (3,291)       2      -
                                            -----           ------     ------        -
Contract transactions:
 Purchase payments .....................    3,648    -       3,766          -    3,592      -
 Transfers between subaccounts, net ....   32,758    -      25,000     20,000        -      -
 Withdrawals ...........................   (1,720)   -           -          -        -      -
 Contract maintenance fees .............      (30)   -         (18)         -        -      -
 Surrender charges .....................        -    -           -          -        -      -
Net increase (decrease) in net assets
 derived from contract transactions ....   34,656    -      28,748     20,000    3,592      -
                                           ------           ------     ------    -----
Total increase (decrease) in net assets    36,236    -      22,473     16,709    3,594      -
Net assets at beginning of year ........        -    -      16,709          -       -       -
                                                            ------
Net assets at end of year ..............  $36,236   $-     $39,182    $16,709   $3,594     $-
                                          =======   =      =======    =======   ======     =

*Commenced offering on May 1, 2000.
The accompanying notes are an integral part of these financial statements

                                           For the Periods ended December 31,

                                             Janus Aspen       Janus Aspen
                                                Capital         Worldwide
                                             Appreciation        Growth
                                            2001     2000*    2001     2000*

Increase (decrease) in net assets from
operations:
 Net investment income (loss) ..........  $    41  $    37  $   (42)  $  (12)
 Realized gains (losses) ...............       (7)       -       (7)       -
 Unrealized appreciation (depreciation),
    net ................................   (3,722)  (3,680)  (2,368)  (1,307)
                                           ------   ------   ------   ------
Net increase (decrease) in net assets)
 from operations .......................   (3,688)  (3,643)  (2,417)  (1,319)
                                           ------   ------   ------   ------
Contract transactions:                          -        -    5,671        -
 Purchase payments .....................        -   20,000        -   10,000
 Transfers between subaccounts, net ....        -        -        -        -
 Withdrawals ...........................       (7)       _       (4)       -
 Contract maintenance fees .............        -        -        -        -
 Surrender charges .....................       (7)  20,000    5,667   10,000
                                               --   ------    -----   ------
Net increase (decrease) in net assets
 derived from contract transactions ....   (3,695)  16,357    3,250    8,681
Total increase (decrease) in net assets
Net assets at beginning of year ........   16,357        -    8,681        -
                                           ------             -----
Net assets at end of year ..............  $12,662  $16,357  $11,931   $ 8,681
                                          =======  =======  =======   =======

*Commenced offering on May 1, 2000.
The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 and 2000

1. Organization

   The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series (collectively the Funds) at the portfolios' net asset value in accordance with the selection made by the contract owners.

   On May 1, 2000, the Company began offering six additional subaccounts with related Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

T. Rowe Price Equity Series, Inc.              Janus Aspen Series
 T. Rowe Price Equity Income Portfolio           Balanced Portfolio
                                                 Growth Portfolio
T. Rowe Price International Series, Inc.         Capital Appreciation Portfolio
 T. Rowe Price International Stock Portfolio     Worldwide Growth Portfolio

   The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

     Valuation of Investments

     Investments in shares of the Funds are valued at the Funds' offering and redemption price per share.

   Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

   Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3. Purchases and Sales of Securities

   In 2001, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                Proceeds
                                                    Purchases   on Sales

Janus Aspen Growth Portfolio .....................   $ 28,902   $     41
Janus Aspen Aggressive Growth Portfolio ..........     22,241    127,287
Janus Aspen Capital Appreciation Portfolio .......        172          8
Janus Aspen Worldwide Growth Portfolio ...........      5,738         16
Janus Aspen Balanced Portfolio ...................      3,648       --
T. Rowe Price Prime Reserve Portfolio ............     10,063      6,638
T. Rowe Price Limited Term Bond Portfolio ........     35,528     13,532
T. Rowe Price Equity Income Portfolio ............     37,229      1,751
T. Rowe Price Personal Strategy Balanced Portfolio     25,537      8,555
                                                       ------      -----
        Total ....................................   $169,058   $157,828
                                                     ========   ========

In 2000, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                    Proceeds
                                                      Purchases     on Sales

Janus Aspen Growth Portfolio .....................   $   20,013   $     --
Janus Aspen Aggressive Growth Portfolio ..........    2,237,425    2,328,682
Janus Aspen Capital Appreciation Portfolio .......       20,085         --
Janus Aspen Worldwide Growth Portfolio ...........       10,014         --
T. Rowe Price Prime Reserve Portfolio ............      108,913      136,783
T. Rowe Price Limited Term Bond Portfolio ........       95,111      101,164
T. Rowe Price Personal Strategy Balanced Portfolio      366,142      331,115
                                                        -------      -------
        Total ....................................   $2,857,703   $2,897,744
                                                     ==========   ==========
4. Expenses
    A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $1,465 at December 31, 2001.

    The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

    There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

    Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5. Changes in Units Outstanding

    The changes in units outstanding for the year ended December 31, 2001 were as follows:
                                                                          Net
                                                     Units    Units    Increase
                                                     Issued  Redeemed (Decrease)

Janus Aspen Growth Portfolio .....................   4,438        6     4,432
Janus Aspen Aggressive Growth Portfolio ..........     515    3,095    (2,580)
Janus Aspen Capital Appreciation Portfolio .......    --          1        (1)
Janus Aspen Worldwide Growth Portfolio ...........     859        2       857
Janus Aspen Balanced Portfolio ...................     395       --       395
T. Rowe Price Prime Reserve Portfolio ............     364      283        81
T. Rowe Price Limited Term Bond Portfolio ........   1,063      411       652
T. Rowe Price Equity Income Portfolio ............   3,330      157     3,173
T. Rowe Price Personal Strategy Balanced Portfolio     535      118       417

The changes in units outstanding for the year ended December 31, 2000 were as follows:
                                                                          Net
                                                   Units     Units     Increase
                                                   Issued   Redeemed  (Decrease)

Janus Aspen Growth Portfolio .....................  2,061        --      2,061
Janus Aspen Aggressive Growth Portfolio ..........    364     3,630     (3,266)
Janus Aspen Capital Appreciation Portfolio .......  2,073        --      2,073
Janus Aspen Worldwide Growth Portfolio ...........  1,083        --      1,083
T. Rowe Price Prime Reserve Portfolio ............    370     2,069     (1,699)
T. Rowe Price Limited Term Bond Portfolio ........     --       418       (418)
T. Rowe Price Personal Strategy Balanced Portfolio    591       219        372

6. Unit Values
    A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:

                                                        Expenses
                                                        as a     Income
                                                        % of     as a
                                          Net Assets    Average  % of
                                         Unit           Net      New     Total
Portfolio                         Units  Value  (000's) Assets*  Assets  Return

Janus Aspen Growth .............  6,493  $ 6.03  $ 39   1.20     .08%   (25.73)%
Janus Aspen Aggressive Growth .. 18,284   35.02   640   1.20      --    (40.22)
Janus Aspen Capital Appreciation  2,072    6.11    13   1.20    1.27    (22.72)
Janus Aspen Worldwide Growth ...  1,940    6.15    12   1.20     .54    (23.46)
Janus Aspen Balanced ...........    395    9.10     4   1.20    2.01     (5.94)
T. Rowe Price Prime Reserve ....  3,642   19.99    73   1.20    4.00      2.68
T. Rowe Price Limited Term Bond   3,824   29.15   111   1.20    5.57      7.07
T. Rowe Price Equity Income ....  3,173   11.42    36   1.20    1.39      0.08
T. Rowe Price Personal Strategy
  Balanced ..................... 11,870   29.44   349   1.20    2.90     (3.73)

*Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

At December 31, 2001 significant concentrations of ownership were as follows:

                                                Number of
                                              Contract Owners  Percentage Owned

Janus Aspen Growth Portfolio .....................    2             91.6
Janus Aspen Aggressive Growth Portfolio ..........    1             31.6
Janus Aspen Capital Appreciation Portfolio .......    1            100.0
Janus Aspen Worldwide Growth Portfolio ...........    3             96.1
Janus Aspen Balanced Portfolio ...................    1             86.1
T. Rowe Price Prime Reserve Portfolio ............    4             97.4
T. Rowe Price Limited Term Bond Portfolio ........    3             64.3
T. Rowe Price Equity Income Portfolio ............    2             71.1
T. Rowe Price Personal Strategy Balanced Portfolio    1             15.0

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company of New York
   and
The Contract Owners of
Sentry Variable Account I:

In our opinion, the accompanying combined statement of assets and liabilities and the related separate statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio and T. Rowe Price Personal Strategy Balanced Portfolio at December 31, 2001, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.


s/PricewaterhouseCoopers


Milwaukee, Wisconsin
February 8, 2002